Expense Example {- Treasury Only Portfolio} - 03.31 FIMM Funds Class 2 Combo PRO-10 - Treasury Only Portfolio - Class II	May 28, 2022 USD ($)
Expense Example:
1 year	$ 34
3 years	112
5 years	198
10 years	$ 452